Investments in affiliates and joint ventures - Statements of Operations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Equity Method Investments [Line Items]
Revenue	$ 1,284,291	$ 1,165,787
Gross (loss) profit	162,284	209,982
(Loss) income before taxes	56,474	59,969
Fargo
Schedule of Equity Method Investments [Line Items]
Revenue	143,174	152,784
Gross (loss) profit	(12,311)	8,613
(Loss) income before taxes	(14,389)	10,150
Net (loss) income	(14,389)	10,150
MNALP
Schedule of Equity Method Investments [Line Items]
Revenue	307,261	294,522
Gross (loss) profit	8,089	10,264
(Loss) income before taxes	5,253	7,347
Net (loss) income	5,253	7,347
Nuna
Schedule of Equity Method Investments [Line Items]
Revenue	34,733	56,994
Gross (loss) profit	4,427	4,045
(Loss) income before taxes	(3,926)	(3,764)
Net (loss) income	(2,753)	(3,086)
Other entities
Schedule of Equity Method Investments [Line Items]
Revenue	9,432	12,837
Gross (loss) profit	1,022	1,181
(Loss) income before taxes	712	938
Net (loss) income	558	888
Total
Schedule of Equity Method Investments [Line Items]
Revenue	494,600	517,137
Gross (loss) profit	1,227	24,103
(Loss) income before taxes	(12,350)	14,671
Net (loss) income	$ (11,331)	$ 15,299